Assets and Liabilities Held For Sale and Discontinued Operations - Schedule of Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Operations [Abstract]
Revenue		$ 605,530	$ 152,381	$ 1,220,093	$ 2,467,298	$ 1,712,595
Cost of goods sold		166,274	30,530	335,185	670,197	578,015
Gross profit		439,256	121,851	884,908	1,797,101	1,134,580
Expenses
Depreciation		2,570	517	4,818	10,390	9,741
Marketing and promotion		587,893	6,924	849,415	1,023,200	403,841
Consulting fees		5,600		23,253	40,110	179,731
Office and administrative	7,661	515,619	54,875	1,261,767	2,051,571	1,981,414
Professional fees		109,436	50,460	246,068	415,878	446,511
Investor relations		390		7,057	6,667
Research and development		17,561	16,921	117,973	308,597	418,833
Foreign exchange (gain) loss		53	1,875	(1,198)	(1,972)
Travel and entertainment		52,505	10,726	111,613	186,244	319,762
Total expenses	7,661	1,291,627	142,298	2,620,766	4,040,685	3,759,833
Other income (expense)
Other income	24,796		49,614	34,723	34,723
Interest expense		(7,209)		(11,574)	(20,162)	(19,525)
Loss on the sale of Skincare			(39,676)
Net income (loss) from discontinued operations	$ 17,135	$ (859,580)	$ (10,509)	$ (1,712,709)	$ (2,229,023)	$ (2,644,778)